Restriction On Dividends Distribution	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Restriction On Dividends Distribution
50.	RESTRICTION ON DIVIDENDS DISTRIBUTION

a)
According to BCRA regulations, 20% of Banco Macro SA income (calculated in accordance with BCRA standards) for the year plus/less prior-year adjustments and less accumulated losses as for the prior year-end,
if any, should be allocated to the legal retained earnings. Consequently, the shareholders’ meeting dated on April 30, 2020 applied 8,159,955 out of unappropriated retained earnings, to increase such legal earnings reserves.

b)
Through BCRA rules related to Earnings distribution of financial entities, the BCRA establishes the general procedure to distribute earnings. According to that procedure, earnings may only be distributed if certain circumstances are met such as no records of financial assistance from the BCRA due to illiquidity or shortages in payments of minimum capital or minimum cash requirement deficiencies and not being subject to the provisions of sections 34 and 35 bis of the Financial Entities Law (sections dealing with tax payment and restructuring agreements and reorganization of the Bank), among other conditions listed in the abovementioned communiqué that must be met. In addition, as established by BCRA Communiqué “A” 6768, considering that for statutory purposes argentinean banks do not apply section 5.5. of IFRS 9 (impairment) and IAS 29 (inflation adjustment), the earnings distribution approved by the Shareholders’ Meeting of the Bank could only be formalized once the Superintendence of Financial and Foreign Exchange Institutions assesses the potential effects of the application of IFRS according to Communiqué “A” 6430 (section 5.5 IFRS 9 “Impairment”) and the restatement of financial statements according to Communiqué “A” 6651. Finally, through BCRA Communiqué “A” 6939 issued on March 19, 2020, the BCRA decided that no earning distribution will be approved up to June 30, 2020.

In addition, profits may only be distributed to the extent that the financial institution has positive results, after deducting, on a non-accounting basis, from retained earnings and the optional reserves for the future distribution of profits, (i) the amounts of the legal and other earnings reserves which are mandatory, (ii) all debit amounts of each one of the accounting items recognized in “Other Comprehensive Income”, (iii) income from of the revaluation of property, plant and equipment, intangible assets and investment property, (iv) the positive net difference between the amortized cost and the fair value of government debt instruments and/or monetary regulation instruments issued by the BCRA for those instruments recognized at amortized cost, (v) the adjustments identified by the Superintendency of Financial and Exchange Entities of the BCRA or by the independent external auditor and that have not been recognized in the accounting records and (vi) certain franchises granted by the BCRA. Additionally, no profit distributions shall be made out of the profit originated as a result of the first-time application of the IFRS, which was created a special reserve, and it balance as of December 31, 2019 was 3,475,669 (not restated).

As of December 31, 2019, the related adjustments (not restated) to be made on unappropriated retained earnings are as follows:

i.	Legal earnings reserve 8,159,955.

ii.	Debit amounts of the accounting items recognized in “Other comprehensive income” 346,414.

iii.	The positive net difference between the amortized cost and the fair value 9,786.
Additionally, the maximum amount to be distributed shall not be over the minimum capital excess recalculating, exclusively for these purposes, the position in order to consider the above-mentioned adjustments, among other issues.
On the other hand, the Bank must verify that, after completion of the proposed profit distribution, a capital maintenance margin equal to 3.5% of risk-weighted assets is kept, apart from the minimum capital required by law, to be integrated by Tier 1(Con1) ordinary capital, net of deductible items (CDCOn1).

c)
Pursuant to CNV General Resolution No. 593, the Shareholders’ Meeting in charge of analyzing the annual financial statements will be required to decide on the application of the Bank’s retained earnings, such as the actual distribution of dividends, the capitalization thereof through the delivery of bonus shares, the creation of earnings reserves additional to the Legal earnings retained or a combination of any of these applications.

As mentioned in note 41, the Shareholders’ meeting dated on April 30, 2020 approved a cash dividend amounted to 12,788,268 (nominal amount).